File No. 33-84546
                                                         File No. 811-8786

As Filed with the Securities and Exchange Commission on  January 12, 2000



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    /_X__/
         Pre-Effective Amendment No.  ___                  /_ __/
         Post-Effective Amendment No. _12_                 /_X__/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT     _____
OF 1940                                                    /_X__/

         Amendment No. 13                                  /_X__/

                           (Check appropriate box or boxes)

                       PIONEER VARIABLE CONTRACTS TRUST
               (Exact name of registrant as specified in charter)

                  60 State Street, Boston, Massachusetts 02109
                (Address of principal executive office) Zip Code

                                 (617) 742-7825
              (Registrant's Telephone Number, including Area Code)

                  Joseph P. Barri, Hale and Dorr LLP, 60 State
                            Street, Boston, MA 02109
                     (Name and address of agent for service)

         It is proposed that this filing will become effective (check appropriate box):

         ___ immediately  upon filing  pursuant to paragraph (b)
         ___ on [date] pursuant to paragraph  (b)
         ___ 60 days after  filing  pursuant to paragraph (a)(1)
         ___ on [date] pursuant to paragraph (a)(1)
         _X_ 75 days after filing pursuant to paragraph (a)(2) ___ on [date] pursuant to paragraph (a)(2) of Rule 485

                   STATEMENT OF INCORPORATION BY REFERENCE

     The Class I Shares prospectus (12 portfolios), the Capital Growth and Real Estate Growth Portfolio Class I shares prospectus and the Class II Shares prospectus (9 portfolios) filed on April 30, 1999 (Accession No. 0000930709-99-00013), the Equity-Income Portfolio Class I and II prospectus filed on July 16, 1999 (Accession No. 0000930709-99-00013) the supplements to the Class I and Class II prospectuses filed on July 29, November 9 and November 24, 1999, (Accession Nos. 0000930709-99-000020, 0000930709-99-000025 and
0000930709-99-000027, respectively,) and the Trust's statement of additional information as filed on July 29, 1999 (Accession No. 0000930709-99-000020) are hereby are incorporated by reference in their entirety into this Post-Effective Amendment No. 12.

                                                     1
Pioneer Variable Contracts Trust
CLASS I SHARES PROSPECTUS
MARCH 27, 2000

INTRODUCTION                                            PORTFOLIOS
Pioneer Variable Contracts Trust is an open-end
management investment company that currently consists   STRATEGIC FOCUS
of sixteen distinct portfolios. Pioneer Investment
Management, Inc. is the investment adviser to each      SCIENCE & TECHNOLOGY invests for capital growth in
portfolio. Class I shares of the High Yield and         common stock and other equity securities of
Science & Technolgy portfolios are offered through      companies expected to benefit from the development,
this prospectus. Shares of the portfolios are offered   advancement or use of science or technology.
primarily to insurance companies to fund the benefits
under variable annuity and variable life insurance      HIGH YIELD invests in below investment grade (high
contracts (Variable Contracts) issued by their          yield) debt securities and preferred stocks to
companies. You may obtain certain tax benefits by       maximize total return.
purchasing a Variable Contract.

Each portfolio has its own distinct investment          CONTENTS
objective and policies. In striving to meet its
objective, each portfolio will face the challenges of   Basic information about the portfolios.......  X
changing business, economic and market conditions.
Each portfolio offers different levels of potential     Common portfolio investment policies.........  XX
return and risks. These risks are discussed in the
description of each portfolio.                          Management...................................  XX
No single portfolio constitutes a complete investment
plan. Each portfolio's share price, yield and total     Distributions and taxes......................  XX
return will fluctuate and an investment in a
portfolio may be worth more or less than the original   Shareholder information......................  XX
cost when shares are redeemed.

Each portfolio complies with various insurance          An investment in a portfolio is not a bank
regulations. Please read your insurance company's       deposit and is not insured or guaranteed by the
separate account prospectus for more specific and       Federal Deposit Insurance Corporation or any
information relating to insurance regulations and       other government agency
instructions on how to invest among the portfolios
through a Variable Contract.
                                                        NEITHER THE SECURITIES AND EXCHANGE COMMISSION
                                                        NOR ANY STATE SECURITIES AGENCY HAS APPROVED THE
                                                        PORTFOLIOS' SHARES OR DETERMINED WHETHER THIS
                                                        PROSPECTUS IS ACCURATE OR COMPLETE. ANY
                                                        REPRESENTATION TO THE CONTRARY IS A CRIME.



Basic information about Science & Technology Portfolio

INVESTMENT OBJECTIVE
Capital growth

PRINCIPAL INVESTMENT STRATEGIES
Normally, the portfolio invests at least 65% of its total assets (at time of purchase) in the common stock and other equity securities of companies Pioneer Investment Management, Inc., the portfolio's investment adviser, expects to benefit from the development, advancement or use of science or technology. The portfolio considers securities that trade like common stocks, such as convertible debt, warrants, and preferred stocks, to be equity securities.

The portfolio has the flexibility to invest in any company or industry that Pioneer believes will benefit from the development, advancement or use of science or technology. The portfolio's holdings are likely to include companies from industries directly related to technological and scientific development such as:
|X| computer hardware or software, including related products, components and networking systems
|X| internet and related services
|X| telecommunications
|X| media and information services
|X| medical services, healthcare and biotechnology
The portfolio's holdings may include companies from industries outside the technology and science industries if Pioneer believes such companies may benefit from the use of scientific or technological discoveries and developments.

The portfolio may concentrate its investments by investing more than 25% of its total assets in one or more technology industries. For this purpose, a technology industry is any group of companies whose principal business activities include the development, manufacture or marketing of a science or technology product or service.

The portfolio may invest in large capitalization companies with established track records or less established mid- or small-capitalization companies.

The portfolio may invest in equity securities of U.S. and non-U.S. issuers. The portfolio will not invest more than 5% of its total assets (at time of purchase) in the securities of emerging markets issuers.

The portfolio uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth. To select growth stocks, employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operation. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers and economic sector analysis, not on market timing strategies. Factors Pioneer looks for in selecting investments include:

|X| Issuer has strong fundamentals relative to its industry, such as increasing or sustainable demand for technological change
|X| Issuers in countries expected to have positive economic and market environments that will be positive
|X| Market leadership in a company's primary products and services
|X| Favorable expected returns relative to perceived risk
|X| A sustainable competitive advantage such as a brand name, customer base, proprietary technology or economies of scale
|X| Estimated private market value in excess of current stock price.
    Private market value is the price an independent investor would be willing to pay to own the entire company

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the portfolio seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
|X| The stock market goes down (this risk may be greater in the short term) |X| Growth or technology stocks fall out of favor with investors
|X| The portfolio's investments do not have the growth potential originally expected

The portfolio also has the risks associated with its focus on investing in companies in the rapidly changing fields of science or technology. These risks will be more pronounced to the extent that the portfolio concentrates its investments in one or more technology industry. Compared to companies in more developed market sectors, companies that focus on science and technology, and the market for their common stocks, may:
|X| Experience unusually high price volatility, both in terms of gains and losses and, as a result, have the potential for wide variations in performance due to the special risks associated with these stocks
|X| Market products or services that at first appear promising but that do not prove commercially successful or that become obsolete more quickly than anticipated
|X| Be adversely affected by developing government regulation and policies

AN INVESTMENT IN THE PORTFOLIO MAY ALSO INVOLVE A HIGH DEGREE OF RISK TO THE EXTENT THAT THE PORTFOLIO INVESTS IN NON-U.S. issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the portfolio invests in the lesser developed emerging markets or in any one region. These risks may include:

|X| Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
|X| Many non-U.S. markets are smaller, less liquid and more volatile than U.S.
    markets. In a changing market, Pioneer may not be able to sell the portfolio's securities in amounts and at prices Pioneer considers reasonable
|X| Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
|X| Political, economic and social developments that adversely affect the securities markets
|X| Withholding and other non-U.S. taxes may decrease the portfolio's return

To the extent that the portfolio invests in small- and mid-size companies, it will also have the risks associated with investing in these companies. Compared to large companies, smaller companies, and the market for their common stocks, are likely to:
|X| Be more sensitive to changes in the economy, earnings results and investor expectations
|X| Have more limited product lines and capital resources
|X| Experience sharper swings in market values
|X| Be harder to sell at the times and prices Pioneer thinks appropriate

The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the portfolio's losses from adverse events affecting a particular issuer.

THE PORTFOLIO'S PERFORMANCE
Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

OTHER INVESTMENT STRATEGIES
As discussed, the portfolio invests primarily in equity securities of companies expected to benefit from the development, advancement or use of science and technology.

This section and "Common portfolio investment practices" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

DEBT SECURITIES
The portfolio may invest the balance of its assets in debt securities of U.S. corporate and governmental issuers. Generally, the portfolio may acquire debt securities that are investment grade, but the portfolio may invest up to 5% of its total assets (at the time of purchase) in lower quality debt securities including below investment grade convertible debt securities. The portfolio invests in debt securities when Pioneer believes that they are consistent with the portfolio's investment objective and offer the potential for capital growth, to diversify the portfolio's investments or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of the portfolio's debt securities include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the security. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve a greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic instability, than higher quality debt securities.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day management of the portfolio's investments is the responsibility of co-managers Thomas A. Crowley and Kenneth G. Fuller. Mr. Crowley is a vice president of Pioneer. He joined Pioneer in 1996 as an analyst. Prior to joining Pioneer, Mr. Crowley was an electrical engineer for GTE from 1989 to 1996. Mr. Fuller is a senior vice president of Pioneer. He joined Pioneer in October 1999 and has been an investment professional since 1975. Prior to joining Pioneer, Mr. Fuller was a principal and analyst at Manley Fuller Asset Management from 1994 to 1999.

Mr. Crowley and Mr. Fuller are supported by a team of portfolio managers and analysts focusing on the securities of companies Pioneer expects to benefit from the development, advancement and use of science or technology. This team manages and provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles.

Mr. Crowley, Mr. Fuller and the portfolio management team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.

MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.__% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly. Pioneer has agreed not to impose all or a portion of its fee or to reduce the portfolio's expenses in order to limit the portfolio's total operating expenses to _.__% of the portfolio's average daily net assets. This agreement is voluntary and temporary and may be revised or terminated at any time.

DISTRIBUTIONS
The portfolio generally pays any distributions of net short- and long-term capital gains in November. The portfolio pays dividends from net investment income, if any, annually. The portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax.

Basic information about High Yield Portfolio

BELOW INVESTMENT GRADE DEBT SECURITIES
A debt security is below investment grade if it is rated BB or lower by Standard & Poor's Ratings Group or the equivalent rating by a nationally recognized securities rating organization or, if unrated, determined to be of equivalent credit quality by Pioneer.

INVESTMENT OBJECTIVE
Maximize total return through a combination of income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
Normally, the portfolio invests at least 65% of its total assets (at the time of purchase) in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into the equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

The portfolio's investments may have all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The portfolio invests in securities with a broad range of maturities.

Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and then holds these securities for their incremental yields or until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer also considers a security's potential to provide income. In assessing the appropriate maturity, rating and sector weighting of the portfolio's investments, Pioneer considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. In making these portfolio decisions, Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the portfolio seeks to maximize total return, you could lose money on your investment or not make as much as if you invested elsewhere if:
|X| Interest rates go up, causing the value of debt securities in the portfolio to decline
|X| The issuer of a security owned by the portfolio defaults on its obligation to pay principal and/or interest or has its c redit rating downgraded
|X| During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This is known as call or prepayment risk
|X| During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk
|X| Pioneer's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect
|X| A downturn in equity markets causes the price of convertible securities to drop even when the prices of below investment grade bonds otherwise would not go down

INVESTMENT IN HIGH YIELD SECURITIES INVOLVES SUBSTANTIAL RISK OF LOSS. These securities are considered speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the portfolio is subject to the following specific risks:
|X| Increased price sensitivity to changing interest rates and deteriorating economic environment
|X| Greater risk of loss due to default or declining credit quality
|X| Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments
|X| A negative perception of the high yield market develops, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time

The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified portfolio. Being non-diversified may magnify the portfolio's losses from adverse events affecting a particular issuer.

THE PORTFOLIO'S PERFORMANCE
Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

OTHER INVESTMENT STRATEGIES
As discussed, the portfolio invests primarily in below investment grade debt securities and preferred stocks to maximize total return.

This section and "Common portfolio investment practices" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

DEBT SECURITIES
The portfolio may invest in convertible bonds and preferred stock that are convertible into the equity securities of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed income securities, the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock.

The portfolio may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities may be issued by private companies or by agencies of the U.S. government and represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

To the extent the portfolio invests significantly in asset-backed and mortgage-related securities, its exposure to prepayment and extension risks may be greater than if it invested in other fixed income securities.

Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage backed securities generally increase in value if interest rates decline, but are also subject to the risk of prepayment. Interest only instruments generally increase in value in a rising interest rate environment when fewer of the underlying mortgages are prepaid.

The portfolio may invest in mortgage derivatives and structured securities. Because these securities have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

INVESTMENTS OTHER THAN HIGH YIELD OR DEBT SECURITIES
Consistent with its objective, the portfolio may invest in equity securities, including common stocks, depositary receipts, warrants, rights and other equity interests. Equity securities represent an ownership interest in an issuer, rank junior in a company's capital structure to debt securities and consequently may entail greater risk of loss than fixed income securities. Although equity securities may not pay dividends, the portfolio invests in equity securities when Pioneer believes they offer the potential for capital gains or to diversify the portfolio.

INVESTMENTS IN NON-U.S. SECURITIES
The portfolio may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. The portfolio may invest up to up to 15% of its total assets (at the time of purchase) in securities of non-U.S. issuers, including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. Investing in Canadian and non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent the portfolio invests in issuers in emerging markets or concentrates such investments in any one region. These risks may include:
|X| Less information about non-U.S. issuers or markets may be available due to
    less rigorous disclosure and accounting standards or regulatory practices |X| Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer might not be able to sell the portfolio's investments in amounts and at prices Pioneer considers reasonable
|X| Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
|X| Political, economic and social developments that adversely affect the securities markets
|X| Withholding and other non-U.S. taxes may decrease the portfolio's return.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day management of the portfolio is the responsibility of a team of fixed income portfolio managers and analysts supervised by Sherman B. Russ and Kenneth
J. Taubes.

Mr. Russ and Mr. Taubes are jointly responsible for overseeing Pioneer's U.S. and global fixed income team. Mr. Russ is a senior vice president of Pioneer. He joined Pioneer in 1983 as an assistant portfolio manager and has been an investment professional since 1962. Mr. Taubes joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1986. Prior to joining Pioneer, Mr. Taubes had served since 1991 as a senior vice president and senior portfolio manager for several Putnam Investments institutional accounts and mutual funds.

Mr. Russ, Mr. Taubes and their team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.

MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.__% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly. Pioneer has agreed not to impose all or a portion of its fee or to reduce the portfolio's expenses in order to limit the portfolio's total operating expenses to _.__% of the portfolio's average daily net assets. This agreement is voluntary and temporary and may be revised or terminated at any time.

DISTRIBUTIONS
The portfolio declares a dividend daily. The dividend consists of substantially all of the portfolio's net income. Investors begin to earn dividends on the first business day following receipt of payment for shares and continue to earn dividends up to the date of sale. Dividends are normally paid on the last business day of each month. The portfolio makes distributions from net long-term capital gains, if any, annually, generally in November. The portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax.

Common portfolio investment policies

Some policies of the portfolios are stated as a percentage of assets. These percentages are applied at the time of purchase of a security and subsequent may be exceeded because of changes in the value of a portfolio's investments. If a rating organization downgrades the quality rating assigned to one or more of the fund's portfolio securities, Pioneer will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional securities as soon as it is prudent to do so.

TEMPORARY INVESTMENTS
Normally, each portfolio invests substantially all of its assets to meet its investment objective. Each portfolio may invest the remainder of its assets in securities with a remaining maturities of less than one year or may hold cash or cash equivalents. For temporary defensive purposes, a portfolio may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the portfolio may not be able to achieve its investment objective. Each portfolio intends to adopt a defensive strategy only when Pioneer believes there to be extraordinary risks in investing in the securities in which the portfolio normally invests due to political or economic factors.

SHORT-TERM TRADING
The portfolios usually do not trade for short-term profits. Each portfolio will sell an investment, however, even if it has only been held for a short time, if it no longer meets the portfolio's investment criteria. If a portfolio does a lot of trading, it may incur additional operating expenses, which would reduce performance.

DERIVATIVES
Each portfolio (other than Money Market portfolio) may use futures, options and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The portfolios do not use derivatives as a primary investment technique and generally limit their use to hedging. However, each portfolio may use derivatives for a variety of purposes, including:

|X| As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
|X| As a substitute for purchasing or selling securities
|X| To increase the portfolio's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the portfolio's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the portfolio's other investments, the portfolio may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

MANAGEMENT

Pioneer, the portfolios' investment adviser, selects each portfolio's investments and oversees the portfolios' operations.

PIONEER GROUP
The Pioneer Group, Inc. and its subsidiaries are engaged in financial services businesses in the United States and many foreign countries. As of December 31, 1998, the firm had more than $23 billion in assets under management worldwide including more than $22 billion in U.S. mutual funds. The firm's U.S. mutual fund investment history includes creating in 1928 of one of the first mutual funds. John F. Cogan, chairman of the board and president of The Pioneer Group, Inc., owns approximately 14% of the firm. He is also an officer and director of each of the Pioneer mutual funds.

THE INVESTMENT ADVISER
Pioneer manages a family of U.S. and international stock funds, bond funds and money market funds. Pioneer is a subsidiary of The Pioneer Group, Inc. Its main office is at 60 State Street, Boston, Massachusetts 02109.

DISTRIBUTIONS AND TAXES
You should read the prospectus for your insurance company's Variable Contract for a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments. You should keep all statements you receive from the insurance company or the portfolios to assist in your personal recordkeeping. Class I shares of the portfolios are held by life insurance company separate accounts that fund Variable Contracts or by certain qualified pension and retirement plans (Qualified Plans). A portfolio's dividends and capital gain distributions to those accounts are generally treated as ordinary income and long-term capital gain, respectively, under the Internal Revenue Code and are treated as received by the insurance company rather than the owner of the qualified Variable Contract. Insurance companies should consult their own tax advisers regarding the tax treatment of dividends or capital gain distributions they receive from any portfolio.

Each portfolio is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a regulated investment company under Subchapter M of the Code. Each portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, each portfolio will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition to the above, each portfolio also follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of Variable Contracts. More specific information on these diversification requirements is contained in the insurance company's separate account prospectus and in the portfolios' SAI.

SHAREHOLDER INFORMATION

Net asset values

Each portfolio's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each portfolio calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

Each portfolio generally values its portfolio securities based on market prices or quotations. When market prices are not available or are considered by Pioneer to be unreliable, the portfolio may use an asset's fair value. Fair value is determined in accordance with procedures approved by the portfolios' trustees. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by a portfolio could change on a day when insurance companies or Qualified Plans cannot buy or sell shares of the portfolio.

[text box]
SHARE PRICE
The net asset value per share calculated on the day of a transaction, is often referred to as the share price.
[end text box]

INVESTMENTS IN SHARES OF THE PORTFOLIOS

Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding Variable Contracts and to Qualified Plans. Shares of the portfolios are sold at net asset value. Variable Contracts may or may not allow you to allocate your investments in the Variable Contracts to all the portfolios described in this prospectus. Investments in each portfolio are expressed in terms of the full and fractional shares of the portfolio purchased. Investments in a portfolio are credited to an insurance company's separate account immediately upon acceptance of the investment by the portfolio. Investments will be processed at the next net asset value calculated after an order is received and accepted by a portfolio. The offering of shares of any portfolio may be suspended for a period of time and each portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Pioneer's opinion, they are of a size that would disrupt the management of a portfolio.

[text box]
SINCE YOU MAY NOT DIRECTLY PURCHASE SHARES OF THE PORTFOLIOS, YOU SHOULD READ THE PROSPECTUS FOR YOUR INSURANCE COMPANY'S VARIABLE CONTRACT TO LEARN HOW TO PURCHASE A VARIABLE CONTRACT BASED ON THE PORTFOLIOS.
[end text box]

The interests of Variable Contracts and Qualified Plans investing in the portfolios could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising out of the fact that each portfolio may offer its shares to insurance company separate accounts that serve as the investment medium for their Variable Contracts or that each portfolio may offer its shares to Qualified Plans. Nevertheless, the portfolios' trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts or Qualified Plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted. This might force a portfolio to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any portfolio to any separate account or Qualified Plan or may suspend or terminate the offering of shares of any portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the portfolio.

SELLING

Shares of a portfolio may be sold on any business day. Portfolio shares are sold at net asset value next determined after receipt by the portfolio of a redemption request in good order from the insurance company as described in the prospectus of the insurance company's Variable Contract. Sale proceeds will normally be forwarded by bank wire to the selling insurance company on the next business day after receipt of the sales instructions by a portfolio but in no event later than 7 days following receipt of instructions. Each portfolio may suspend transactions in shares or postpone payment dates when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable for the portfolio to sell or value its portfolio securities or with the permission of the Securities and Exchange Commission.

PIONEER VARIABLE CONTRACTS TRUST

CLASS I SHARES

YOU CAN OBTAIN MORE FREE INFORMATION about the portfolios by writing to Pioneering Services Corporation, 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

SHAREOWNER REPORTS
Annual and semiannual reports to shareowners provide information about the portfolios' investments. The annual report discusses market conditions and investment strategies that significantly affected each portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
The statement of additional information provides more detailed information about the portfolio. It is incorporated by reference into this prospectus.

You can also review each portfolio's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

(Investment Company Act file no. 811-08786)

PIONEER FUNDS DISTRIBUTOR, INC.

60 STATE STREET
BOSTON, MA 02109


WWW.PIONEERFUNDS.COM


                                                                    xxxx-00-xxxx
                                              (C)Pioneer Funds Distributor, Inc.

Pioneer Variable Contracts Trust
CLASS II SHARES PROSPECTUS
MARCH 27, 2000

INTRODUCTION                                            PORTFOLIOS
Pioneer Variable Contracts Trust is an open-end
management investment company that currently consists   STRATEGIC FOCUS
of sixteen distinct portfolios. Pioneer Investment
Management, Inc. is the investment adviser to each      SCIENCE & TECHNOLOGY invests for capital growth in
portfolio. Class II shares of the High Yield and        common stock and other equity securities of
Science & Technolgy portfolios are offered through      companies expected to benefit from the development,
this prospectus. Shares of the portfolios are offered   advancement or use of science or technology.
primarily to insurance companies to fund the benefits
under variable annuity and variable life insurance      HIGH YIELD invests in below investment grade (high
contracts (Variable Contracts) issued by their          yield) debt securities and preferred stocks to
companies. You may obtain certain tax benefits by       maximize total return.
purchasing a Variable Contract.

Each portfolio has its own distinct investment          CONTENTS
objective and policies. In striving to meet its
objective, each portfolio will face the challenges of   Basic information about the portfolios.......  X
changing business, economic and market conditions.
Each portfolio offers different levels of potential     Common portfolio investment policies.........  XX
return and risks. These risks are discussed in the
description of each portfolio.                          Management...................................  XX
No single portfolio constitutes a complete investment
plan. Each portfolio's share price, yield and total     Distributions and taxes......................  XX
return will fluctuate and an investment in a
portfolio may be worth more or less than the original   Shareholder information......................  XX
cost when shares are redeemed.

Each portfolio complies with various insurance          An investment in a portfolio is not a bank
regulations. Please read your insurance company's       deposit and is not insured or guaranteed by the
separate account prospectus for more specific and       Federal Deposit Insurance Corporation or any
information relating to insurance regulations and       other government agency
instructions on how to invest among the portfolios
through a Variable Contract.
                                                        NEITHER THE SECURITIES AND EXCHANGE COMMISSION
                                                        NOR ANY STATE SECURITIES AGENCY HAS APPROVED THE
                                                        PORTFOLIOS' SHARES OR DETERMINED WHETHER THIS
                                                        PROSPECTUS IS ACCURATE OR COMPLETE. ANY
                                                        REPRESENTATION TO THE CONTRARY IS A CRIME.


Basic information about Science & Technology Portfolio

INVESTMENT OBJECTIVE
Capital growth

PRINCIPAL INVESTMENT STRATEGIES
Normally, the portfolio invests at least 65% of its total assets (at time of purchase) in the common stock and other equity securities of companies Pioneer Investment Management, Inc., the portfolio's investment adviser, expects to benefit from the development, advancement or use of science or technology. The portfolio considers securities that trade like common stocks, such as convertible debt, warrants, and preferred stocks, to be equity securities.

The portfolio has the flexibility to invest in any company or industry that Pioneer believes will benefit from the development, advancement or use of science or technology. The portfolio's holdings are likely to include companies from industries directly related to technological and scientific development such as:
|X| computer hardware or software, including related products, components and networking systems
|X| internet and related services
|X| telecommunications
|X| media and information services
|X| medical services, healthcare and biotechnology
The portfolio's holdings may include companies from industries outside the technology and science industries if Pioneer believes such companies may benefit from the use of scientific or technological discoveries and developments.

The portfolio may concentrate its investments by investing more than 25% of its total assets in one or more technology industries. For this purpose, a technology industry is any group of companies whose principal business activities include the development, manufacture or marketing of a science or technology product or service.

The portfolio may invest in large capitalization companies with established track records or less established mid- or small-capitalization companies.

The portfolio may invest in equity securities of U.S. and non-U.S. issuers. The portfolio will not invest more than 5% of its total assets (at time of purchase) in the securities of emerging markets issuers.

The portfolio uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth. To select growth stocks, employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operation. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers and economic sector analysis, not on market timing strategies. Factors Pioneer looks for in selecting investments include:

|X| Issuer has strong fundamentals relative to its industry, such as increasing or sustainable demand for technological change
|X| Issuers in countries expected to have positive economic and market environments that will be positive
|X| Market leadership in a company's primary products and services
|X| Favorable expected returns relative to perceived risk
|X| A sustainable competitive advantage such as a brand name, customer base, proprietary technology or economies of scale
|X| Estimated private market value in excess of current stock price.
    Private market value is the price an independent investor would be willing to pay to own the entire company

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the portfolio seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
|X| The stock market goes down (this risk may be greater in the short term) |X| Growth or technology stocks fall out of favor with investors
|X| The portfolio's investments do not have the growth potential originally expected

The portfolio also has the risks associated with its focus on investing in companies in the rapidly changing fields of science or technology. These risks will be more pronounced to the extent that the portfolio concentrates its investments in one or more technology industry. Compared to companies in more developed market sectors, companies that focus on science and technology, and the market for their common stocks, may:
|X| Experience unusually high price volatility, both in terms of gains and losses and, as a result, have the potential for wide variations in performance due to the special risks associated with these stocks
|X| Market products or services that at first appear promising but that do not prove commercially successful or that become obsolete more quickly than anticipated
|X| Be adversely affected by developing government regulation and policies

AN INVESTMENT IN THE PORTFOLIO MAY ALSO INVOLVE A HIGH DEGREE OF RISK TO THE EXTENT THAT THE PORTFOLIO INVESTS IN NON-U.S. issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the portfolio invests in the lesser developed emerging markets or in any one region. These risks may include:

|X| Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
|X| Many non-U.S. markets are smaller, less liquid and more volatile than U.S.
    markets. In a changing market, Pioneer may not be able to sell the portfolio's securities in amounts and at prices Pioneer considers reasonable
|X| Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
|X| Political, economic and social developments that adversely affect the securities markets
|X| Withholding and other non-U.S. taxes may decrease the portfolio's return

To the extent that the portfolio invests in small- and mid-size companies, it will also have the risks associated with investing in these companies. Compared to large companies, smaller companies, and the market for their common stocks, are likely to:
|X| Be more sensitive to changes in the economy, earnings results and investor expectations
|X| Have more limited product lines and capital resources
|X| Experience sharper swings in market values
|X| Be harder to sell at the times and prices Pioneer thinks appropriate

The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the portfolio's losses from adverse events affecting a particular issuer.

THE PORTFOLIO'S PERFORMANCE
Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

OTHER INVESTMENT STRATEGIES
As discussed, the portfolio invests primarily in equity securities of companies expected to benefit from the development, advancement or use of science and technology.

This section and "Common portfolio investment practices" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

DEBT SECURITIES
The portfolio may invest the balance of its assets in debt securities of U.S. corporate and governmental issuers. Generally, the portfolio may acquire debt securities that are investment grade, but the portfolio may invest up to 5% of its total assets (at the time of purchase) in lower quality debt securities including below investment grade convertible debt securities. The portfolio invests in debt securities when Pioneer believes that they are consistent with the portfolio's investment objective and offer the potential for capital growth, to diversify the portfolio's investments or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of the portfolio's debt securities include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the security. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve a greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic instability, than higher quality debt securities.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day management of the portfolio's investments is the responsibility of co-managers Thomas A. Crowley and Kenneth G. Fuller. Mr. Crowley is a vice president of Pioneer. He joined Pioneer in 1996 as an analyst. Prior to joining Pioneer, Mr. Crowley was an electrical engineer for GTE from 1989 to 1996. Mr. Fuller is a senior vice president of Pioneer. He joined Pioneer in October 1999 and has been an investment professional since 1975. Prior to joining Pioneer, Mr. Fuller was a principal and analyst at Manley Fuller Asset Management from 1994 to 1999.

Mr. Crowley and Mr. Fuller are supported by a team of portfolio managers and analysts focusing on the securities of companies Pioneer expects to benefit from the development, advancement and use of science or technology. This team manages and provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles.

Mr. Crowley, Mr. Fuller and the portfolio management team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.

MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.__% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly. Pioneer has agreed not to impose all or a portion of its fee or to reduce the portfolio's expenses in order to limit the portfolio's total operating expenses to _.__% of the portfolio's average daily net assets. This agreement is voluntary and temporary and may be revised or terminated at any time.

DISTRIBUTIONS
The portfolio generally pays any distributions of net short- and long-term capital gains in November. The portfolio pays dividends from net investment income, if any, annually. The portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax.

Basic information about High Yield Portfolio

BELOW INVESTMENT GRADE DEBT SECURITIES
A debt security is below investment grade if it is rated BB or lower by Standard & Poor's Ratings Group or the equivalent rating by a nationally recognized securities rating organization or, if unrated, determined to be of equivalent credit quality by Pioneer.

INVESTMENT OBJECTIVE
Maximize total return through a combination of income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
Normally, the portfolio invests at least 65% of its total assets (at the time of purchase) in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into the equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

The portfolio's investments may have all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The portfolio invests in securities with a broad range of maturities.

Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and then holds these securities for their incremental yields or until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer also considers a security's potential to provide income. In assessing the appropriate maturity, rating and sector weighting of the portfolio's investments, Pioneer considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. In making these portfolio decisions, Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the portfolio seeks to maximize total return, you could lose money on your investment or not make as much as if you invested elsewhere if:
|X| Interest rates go up, causing the value of debt securities in the portfolio to decline
|X| The issuer of a security owned by the portfolio defaults on its obligation to pay principal and/or interest or has its c redit rating downgraded
|X| During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This is known as call or prepayment risk
|X| During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk
|X| Pioneer's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect
|X| A downturn in equity markets causes the price of convertible securities to drop even when the prices of below investment grade bonds otherwise would not go down

INVESTMENT IN HIGH YIELD SECURITIES INVOLVES SUBSTANTIAL RISK OF LOSS. These securities are considered speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the portfolio is subject to the following specific risks:
|X| Increased price sensitivity to changing interest rates and deteriorating economic environment
|X| Greater risk of loss due to default or declining credit quality
|X| Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments
|X| A negative perception of the high yield market develops, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time

The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified portfolio. Being non-diversified may magnify the portfolio's losses from adverse events affecting a particular issuer.

THE PORTFOLIO'S PERFORMANCE
Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

OTHER INVESTMENT STRATEGIES
As discussed, the portfolio invests primarily in below investment grade debt securities and preferred stocks to maximize total return.

This section and "Common portfolio investment practices" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

DEBT SECURITIES
The portfolio may invest in convertible bonds and preferred stock that are convertible into the equity securities of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed income securities, the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock.

The portfolio may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities may be issued by private companies or by agencies of the U.S. government and represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

To the extent the portfolio invests significantly in asset-backed and mortgage-related securities, its exposure to prepayment and extension risks may be greater than if it invested in other fixed income securities.

Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage backed securities generally increase in value if interest rates decline, but are also subject to the risk of prepayment. Interest only instruments generally increase in value in a rising interest rate environment when fewer of the underlying mortgages are prepaid.

The portfolio may invest in mortgage derivatives and structured securities. Because these securities have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

INVESTMENTS OTHER THAN HIGH YIELD OR DEBT SECURITIES
Consistent with its objective, the portfolio may invest in equity securities, including common stocks, depositary receipts, warrants, rights and other equity interests. Equity securities represent an ownership interest in an issuer, rank junior in a company's capital structure to debt securities and consequently may entail greater risk of loss than fixed income securities. Although equity securities may not pay dividends, the portfolio invests in equity securities when Pioneer believes they offer the potential for capital gains or to diversify the portfolio.

INVESTMENTS IN NON-U.S. SECURITIES
The portfolio may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. The portfolio may invest up to up to 15% of its total assets (at the time of purchase) in securities of non-U.S. issuers, including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. Investing in Canadian and non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent the portfolio invests in issuers in emerging markets or concentrates such investments in any one region. These risks may include:
|X| Less information about non-U.S. issuers or markets may be available due to
    less rigorous disclosure and accounting standards or regulatory practices |X| Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer might not be able to sell the portfolio's investments in amounts and at prices Pioneer considers reasonable
|X| Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
|X| Political, economic and social developments that adversely affect the securities markets
|X| Withholding and other non-U.S. taxes may decrease the portfolio's return.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day management of the portfolio is the responsibility of a team of fixed income portfolio managers and analysts supervised by Sherman B. Russ and Kenneth
J. Taubes.

Mr. Russ and Mr. Taubes are jointly responsible for overseeing Pioneer's U.S. and global fixed income team. Mr. Russ is a senior vice president of Pioneer. He joined Pioneer in 1983 as an assistant portfolio manager and has been an investment professional since 1962. Mr. Taubes joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1986. Prior to joining Pioneer, Mr. Taubes had served since 1991 as a senior vice president and senior portfolio manager for several Putnam Investments institutional accounts and mutual funds.

Mr. Russ, Mr. Taubes and their team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.

MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.__% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly. Pioneer has agreed not to impose all or a portion of its fee or to reduce the portfolio's expenses in order to limit the portfolio's total operating expenses to _.__% of the portfolio's average daily net assets. This agreement is voluntary and temporary and may be revised or terminated at any time.

DISTRIBUTIONS
The portfolio declares a dividend daily. The dividend consists of substantially all of the portfolio's net income. Investors begin to earn dividends on the first business day following receipt of payment for shares and continue to earn dividends up to the date of sale. Dividends are normally paid on the last business day of each month. The portfolio makes distributions from net long-term capital gains, if any, annually, generally in November. The portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax.

Common portfolio investment policies

Some policies of the portfolios are stated as a percentage of assets. These percentages are applied at the time of purchase of a security and subsequent may be exceeded because of changes in the value of a portfolio's investments. If a rating organization downgrades the quality rating assigned to one or more of the fund's portfolio securities, Pioneer will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional securities as soon as it is prudent to do so.

TEMPORARY INVESTMENTS
Normally, each portfolio invests substantially all of its assets to meet its investment objective. Each portfolio may invest the remainder of its assets in securities with a remaining maturities of less than one year or may hold cash or cash equivalents. For temporary defensive purposes, a portfolio may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the portfolio may not be able to achieve its investment objective. Each portfolio intends to adopt a defensive strategy only when Pioneer believes there to be extraordinary risks in investing in the securities in which the portfolio normally invests due to political or economic factors.

SHORT-TERM TRADING
The portfolios usually do not trade for short-term profits. Each portfolio will sell an investment, however, even if it has only been held for a short time, if it no longer meets the portfolio's investment criteria. If a portfolio does a lot of trading, it may incur additional operating expenses, which would reduce performance.

DERIVATIVES
Each portfolio (other than Money Market portfolio) may use futures, options and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The portfolios do not use derivatives as a primary investment technique and generally limit their use to hedging. However, each portfolio may use derivatives for a variety of purposes, including:

|X| As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
|X| As a substitute for purchasing or selling securities
|X| To increase the portfolio's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the portfolio's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the portfolio's other investments, the portfolio may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

MANAGEMENT

Pioneer, the portfolios' investment adviser, selects each portfolio's investments and oversees the portfolios' operations.

PIONEER GROUP
The Pioneer Group, Inc. and its subsidiaries are engaged in financial services businesses in the United States and many foreign countries. As of December 31, 1998, the firm had more than $23 billion in assets under management worldwide including more than $22 billion in U.S. mutual funds. The firm's U.S. mutual fund investment history includes creating in 1928 of one of the first mutual funds. John F. Cogan, chairman of the board and president of The Pioneer Group, Inc., owns approximately 14% of the firm. He is also an officer and director of each of the Pioneer mutual funds.

THE INVESTMENT ADVISER
Pioneer manages a family of U.S. and international stock funds, bond funds and money market funds. Pioneer is a subsidiary of The Pioneer Group, Inc. Its main office is at 60 State Street, Boston, Massachusetts 02109.

DISTRIBUTION PLAN
The portfolios have adopted plans of distibution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plans, each portfolio pays to Pioneer Funds Distributor, Inc. a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Because these fees are an ongoing expense, over time they increase the cost of an investment and the shares may cost more than shares that are not subject to a distribution fee.

DISTRIBUTIONS AND TAXES
You should read the prospectus for your insurance company's Variable Contract for a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments. You should keep all statements you receive from the insurance company or the portfolios to assist in your personal recordkeeping. Class II shares of the portfolios are held by life insurance company separate accounts that fund Variable Contracts or by certain qualified pension and retirement plans (Qualified Plans). A portfolio's dividends and capital gain distributions to those accounts are generally treated as ordinary income and long-term capital gain, respectively, under the Internal Revenue Code and are treated as received by the insurance company rather than the owner of the qualified Variable Contract. Insurance companies should consult their own tax advisers regarding the tax treatment of dividends or capital gain distributions they receive from any portfolio.

Each portfolio is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a regulated investment company under Subchapter M of the Code. Each portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, each portfolio will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition to the above, each portfolio also follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of Variable Contracts. More specific information on these diversification requirements is contained in the insurance company's separate account prospectus and in the portfolios' SAI.

SHAREHOLDER INFORMATION

Net asset values

Each portfolio's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each portfolio calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

Each portfolio generally values its portfolio securities based on market prices or quotations. When market prices are not available or are considered by Pioneer to be unreliable, the portfolio may use an asset's fair value. Fair value is determined in accordance with procedures approved by the portfolios' trustees. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by a portfolio could change on a day when insurance companies or Qualified Plans cannot buy or sell shares of the portfolio.

[text box]
SHARE PRICE
The net asset value per share calculated on the day of a transaction, is often referred to as the share price.
[end text box]

INVESTMENTS IN SHARES OF THE PORTFOLIOS

Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding Variable Contracts and to Qualified Plans. Shares of the portfolios are sold at net asset value. Variable Contracts may or may not allow you to allocate your investments in the Variable Contracts to all the portfolios described in this prospectus. Investments in each portfolio are expressed in terms of the full and fractional shares of the portfolio purchased. Investments in a portfolio are credited to an insurance company's separate account immediately upon acceptance of the investment by the portfolio. Investments will be processed at the next net asset value calculated after an order is received and accepted by a portfolio. The offering of shares of any portfolio may be suspended for a period of time and each portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Pioneer's opinion, they are of a size that would disrupt the management of a portfolio.

[text box]
SINCE YOU MAY NOT DIRECTLY PURCHASE SHARES OF THE PORTFOLIOS, YOU SHOULD READ THE PROSPECTUS FOR YOUR INSURANCE COMPANY'S VARIABLE CONTRACT TO LEARN HOW TO PURCHASE A VARIABLE CONTRACT BASED ON THE PORTFOLIOS.
[end text box]

The interests of Variable Contracts and Qualified Plans investing in the portfolios could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising out of the fact that each portfolio may offer its shares to insurance company separate accounts that serve as the investment medium for their Variable Contracts or that each portfolio may offer its shares to Qualified Plans. Nevertheless, the portfolios' trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts or Qualified Plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted. This might force a portfolio to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any portfolio to any separate account or Qualified Plan or may suspend or terminate the offering of shares of any portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the portfolio.

SELLING

Shares of a portfolio may be sold on any business day. Portfolio shares are sold at net asset value next determined after receipt by the portfolio of a redemption request in good order from the insurance company as described in the prospectus of the insurance company's Variable Contract. Sale proceeds will normally be forwarded by bank wire to the selling insurance company on the next business day after receipt of the sales instructions by a portfolio but in no event later than 7 days following receipt of instructions. Each portfolio may suspend transactions in shares or postpone payment dates when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable for the portfolio to sell or value its portfolio securities or with the permission of the Securities and Exchange Commission.

PIONEER VARIABLE CONTRACTS TRUST

CLASS II SHARES

YOU CAN OBTAIN MORE FREE INFORMATION about the portfolios by writing to Pioneering Services Corporation, 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

SHAREOWNER REPORTS
Annual and semiannual reports to shareowners provide information about the portfolios' investments. The annual report discusses market conditions and investment strategies that significantly affected each portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
The statement of additional information provides more detailed information about the portfolio. It is incorporated by reference into this prospectus.

You can also review each portfolio's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

(Investment Company Act file no. 811-08786)

PIONEER FUNDS DISTRIBUTOR, INC.

60 STATE STREET
BOSTON, MA 02109


WWW.PIONEERFUNDS.COM


                                                                    xxxx-00-xxxx
                                              (C)Pioneer Funds Distributor, Inc.

                                                                  MARCH 27, 2000




                                 SUPPLEMENT TO
                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 3, 1999
                              REVISED JULY 29, 1999

                        PIONEER VARIABLE CONTRACTS TRUST

The following information supplements the corresponding section of the statement of additional information (SAI). Please consult the SAI for the full text of the revised sections.

INVESTMENT POLICIES, RISKS AND RESTRICTIONS

The third sentence of the first paragraph is replaced as follows:

The fund currently consists of the following 15 distinct portfolios: Emerging Markets Portfolio, International Growth Portfolio, Europe Portfolio, Science & Technology Portfolio, Capital Growth Portfolio, Growth Shares Portfolio, Real Estate Growth Portfolio, Growth and Income Portfolio, Equity-Income Portfolio, Balanced Portfolio, High Yield Portfolio, Swiss Franc Bond Portfolio, Strategic Income Portfolio, America Income Portfolio and Money Market Portfolio.

INVESTMENT OBJECTIVES AND CERTAIN POLICIES OF THE PORTFOLIOS

The following are added as the fourth and eleventh portfolios in the section:

SCIENCE & TECHNOLOGY PORTFOLIO seeks capital growth through investment in the common stock and other equity securities of companies expected to benefit from the development, advancement or use of science or technology.

Normally, the portfolio invests at least 65% of its total assets (at time of purchase) in the common stock and other equity securities of companies Pioneer Investment Management, Inc., the portfolio's investment adviser, expects to benefit from the development, advancement or use of science or technology. The portfolio considers securities that trade like common stocks, such as convertible debt, warrants, and preferred stocks, to be equity securities.

The portfolio has the flexibility to invest in any company or industry that Pioneer believes will benefit from the development, advancement or use of science or technology. The portfolio's holdings are likely to include companies from industries directly related to technological and scientific development. The portfolio's holdings may include companies from industries outside the technology and science industries if Pioneer believes such companies may benefit from the use of scientific or technological discoveries and developments.

The portfolio may concentrate its investments by investing more than 25% of its total assets in one or more technology industries. For this purpose, a technology industry is any group of companies whose principal business activities include the development, manufacture or marketing of a science or technology product or service. Additionally, the portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund.

HIGH YIELD PORTFOLIO seeks to maximize total return through a combination of income and capital appreciation. The portfolio invests in below investment grade (high yield) debt securities and preferred stocks to maximize total return.

Normally, the portfolio invests at least 65% of its total assets (at the time of purchase) in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into the equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

The portfolio's investments may have all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The portfolio invests in securities with a broad range of maturities.

INVESTMENT RESTRICTIONS

The following is inserted immediately following the first paragraph of the section:

FUNDAMENTAL INVESTMENT RESTRICTIONS. The portfolio has adopted certain investment restrictions which, along with the portfolio's investment objective, may not be changed without the affirmative vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the portfolio. Statements in italics are not part of the restriction. For this purpose, a majority of the outstanding shares of the portfolio means the vote of the lesser of:

(i) 67% or more of the shares represented at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or

(ii) more than 50% of the outstanding shares of the portfolio.

RESTRICTIONS THAT APPLY TO SCIENCE & TECHNOLOGY PORTFOLIO
AND HIGH YIELD PORTFOLIO:

Each portfolio may not:

(1) Issue senior securities, except as permitted by the 1940 Act and the rules and interpretive positions of the SEC thereunder. SENIOR SECURITIES THAT THE PORTFOLIO MAY ISSUE IN ACCORDANCE WITH THE 1940 ACT INCLUDE BORROWING, FUTURES, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD FOREIGN CURRENCY EXCHANGE TRANSACTIONS.

(2) Borrow money, except the portfolio may: (a) borrow from banks or through reverse repurchase agreements in an amount up to 33 1/3% of the portfolio's total assets (including the amount borrowed); (b) to the extent permitted by applicable law, borrow up to an additional 5% of the portfolio's assets for temporary purposes; (c) obtain such short-term credits as are necessary for the clearance of portfolio transactions; (d) the portfolio may purchase securities on margin to the extent permitted by applicable law; and (e) engage in transactions in mortgage dollar rolls that are accounted for as financings.

(3) Invest in real estate, except that the portfolio may invest in securities of issuers that invest in real estate or interests therein, securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-backed securities.

(4) Make loans, except by the purchase of debt obligations, by entering into repurchase agreements or through the lending of portfolio securities.

(5) Invest in commodities or commodity contracts, except that the portfolio may invest in currency instruments and contracts and financial instruments and contracts that might be deemed to be commodities and commodity contracts. A FUTURES CONTRACT, FOR EXAMPLE, MAY BE DEEMED TO BE A COMMODITY CONTRACT.

(6) Act as an underwriter, except as it may be deemed to be an underwriter in a sale of restricted securities held in its portfolio.

With respect to High Yield Portfolio Only:

It is the fundamental policy of the portfolio not to concentrate its investments in securities of companies in any particular industry. In the opinion of the SEC, investments are concentrated in a particular industry if such investments aggregate 25% or more of the portfolio's total assets. The portfolio's policy does not apply to investments in U.S. government securities. Although the portfolio is classified as non-diversified for purposes of the 1940 Act, the portfolio will comply with the diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.


NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The following restriction has been designated as non-fundamental and may be changed by a vote of the portfolio's Board of Trustees without approval of shareholders.

The portfolio may not:

(1) Purchase securities while borrowings are in excess of 5% of total assets.

                                   PART C

                                OTHER INFORMATION

Item 23. Exhibits.

Amended Form N-1A
Exhibit Reference

     (a)            1.1      Amended Agreement and Declaration of Trust of the
                             Registrant.(1)
     (a)            1.2      Amended Certificate of Trust of the Registrant.(1)
     (a)            1.3      Amendment to the Amended Agreement and
                             Declaration of Trust of the Registrant.(2)
     (a)            1.4      Form of Amendment to the Amended Agreement and
                             Declaration of Trust of the Registrant.(3)
     (a)            1.5      Form of Amendment to the Amended Agreement and
                             Declaration of Trust.(7)
     (a)            1.6      Form of Amendment to the Amended Agreement and
                             Declaration of Trust.(8)
     (b)            2.       Amended By-Laws of the Registrant.(1)
     (c)            4.       None.
     (d)            5.1      Management  Contract  between  the  Registrant,  on
                             behalf of each of its series other than Real Estate
                             Growth  Portfolio  and Swiss Franc Bond  Portfolio,
                             and Pioneering Management Corporation.(1)
     (d)            5.2      Interim Management Contract between the Registrant,
                             on  behalf of Real  Estate  Growth  Portfolio  and
                             Pioneering Management Corporation.(1)
     (d)            5.3      Management  Contract  between  the  Registrant,  on
                             behalf  of  Real  Estate  Growth   Portfolio   and
                             Pioneering Management Corporation.(4)
     (d)            5.4      Form of Management Contract between the Registrant,
                             on  behalf  of  Swiss  Franc  Bond  Portfolio  and
                             Pioneering Management Corporation.(1)
     (d)            5.5      Subadvisory  Agreement among Pioneering  Management
                             Corporation,  Boston Financial Securities, Inc. and
                             the  Registrant  on  behalf of Real  Estate  Growth
                             Portfolio.(5)
      (d)           5.6      Form of Management Contract between the Registrant,
                             on   behalf  of  Growth   Shares   Portfolio   and
                             Pioneering Management Corporation.(2)
      (d)           5.7      Form of Management Contract between the Registrant,
                             on behalf  of  Growth  and  Income  Portfolio  and
                             Pioneering Management Corporation.(2)
      (d)           5.8      Form of Management Contract between the Registrant,
                             on behalf of Emerging Markets Portfolio and
                             Pioneering Management Corporation.(3)
      (d)           5.9      Form of Management Contract between the Registrant,
                             on behalf of Europe Portfolio and Pioneering
                             Management Corporation.(3)
      (d)           5.10     Form of Management Contract between the Registrant,
                             on behalf of Strategic Income Portfolio, and
                             Pioneer Investment Management, Inc. (formerly
                             Pioneering Management Corporation.)(7)
      (d)           5.11     Form of Management Contract between the Registrant,
                             on behalf of High Yield Portfolio and Pioneer
                             Investment Management, Inc.(8)
      (d)           5.12     Form of Management Contract between the Registrant,
                             on behalf Science & Technology Portfolio and
                             Pioneer Investment Management, Inc.(8)
      (e)           6.       Underwriting  Agreement  between the Registrant and
                             Pioneer Funds Distributor, Inc.(1)
      (f)           7.       None.
      (g)           8.       Custody  Agreement between the Registrant and Brown
                             Brothers Harriman & Co.(1)
      (h)           9.       Form  of  Investment   Company  Service   Agreement
                             between  the  Registrant  and  Pioneering  Services
                             Corporation.(1)
      (h)           9.1      Administration  Agreement  between  the  Trust  and
                             Pioneer   Investment  Management,  Inc.   (formerly
                             Pioneering Management Corporation.(6)
      (i)           10.      Opinion of Counsel(1)
      (j)           11.      Consent of Arthur Andersen LLP(9)
      (k)           12.      None.
      (l)           13.      Share Purchase Agreement.(1)
      (m)           15.      Form of Distribution Plan relating to Class II
                             shares.(7)
      (n)           18.      Form of Multiple Class Plan pursuant to Rule 18f-3
                             relating to Class II shares.(3)
      (o)                    Not applicable.
      (p)                    Code of Ethics(9)
      n/a           19.      Powers of Attorney.(6)
      n/a           19.1     Power of Attorney for E. Reckard (8)
------------------------

(1) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 1 to the Registration Statement (File No. 33-84546) as filed with the Securities and Exchange Commission (the "SEC") on August 17, 1995.

(2) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 6 to the Registration Statement (File No. 33-84546) as filed with the SEC on August 18, 1995.

(3) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 8 to the Registration Statement (File No. 33-84546) as filed with the SEC on July 16, 1998 (Accession No. 0000930709-98-000013).

(4) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 3 to the Registration Statement (File No. 33-84546) as filed with the SEC on February 29, 1996 (Accession No. 0000930709-96-000013).

(5) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 4 to the Registration Statement (File No. 33-84546) as filed with the SEC on April 30, 1995 (Accession No. 0000930709-99-000016).

(6) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 9 to the Registration Statement (File No. 33-84546) as filed with the SEC on February 16, 1999 (Accession No. 0000930709-99-000002).

(7) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 11 to the Registration Statement (File No.33-84546) as filed with the SEC on June 4, 1999 (Accession No. 0000930709-99-000016).

(8)  Filed herewith.

(9)  To be filed by amendment.

Item 24. Persons Controlled By or Under
         Common Control With Registrant.

     None.

Item 25. Indemnification.

        Except for the Agreement and Declaration of Trust dated September 16, 1994, as amended January 25, 1995 (the "Declaration"), establishing the Registrant as a business trust under Delaware law, there is no contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Declaration provides that no Trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

        Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.
     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly owned subsidiary of The Pioneer Group, Inc. ("Pioneer"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Fund, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages, Pioneer and/or other Pioneer subsidiaries.

                              OTHER BUSINESS, PROFESSION, VOCATION OR
                              EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER      FISCAL YEARS

John F. Cogan, Jr.            Of Counsel to Hale and Dorr LLP, 60 State
                              Street, Boston, Massachusetts 02109

Joseph P. Barri               Senior Partner, Hale and Dorr LLP, 60 State
                              Street, Boston, Massachusetts 02109

Margaret D. Patel             Portfolio Manager, EQSF Advisers, Inc.,
                              767 Third Avenue
                              New York, NY 10017-2023

Item 27.  Principal Underwriters

         (a) See "Management of the Fund" in the Statement of Additional Information.

         (b)      Directors and officers of Pioneer Funds Distributor, Inc.:

                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  FUND

John F. Cogan, Jr.     Director and Chairman        Chairman of the Board,
                                                    President and Trustee

David D. Tripple       Director and President       Executive Vice President and
                                                    Trustee

Steven M. Graziano     Director and Executive       None
                       Vice President

William A. Misata      Senior Vice President        None

Constance D. Spiros    Senior Vice President        None

Marcy L. Supovitz      Senior Vice President        None

Mark R. Kiniry         Vice President, Regional
                       Director, Sales              None

Barry G. Knight        Vice President               None

William H. Spencer     Vice President, Regional
                       Director, Sales              None

Elizabeth A. Watson    Vice President, Compliance   None

Steven R. Berke        Assistant Vice President,
                       Blue Sky                     None

Eric W. Reckard        Treasurer                    Treasurer

Vincent Nave           Assistant Treasurer          None

Joseph P. Barri        Clerk                        Secretary

Robert P. Nault        Assistant Clerk              Assistant Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

Item 28.  Location of Accounts and Records

         The accounts and records are maintained at the Fund's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 12th day of January, 2000.

                                             PIONEER VARIABLE CONTRACTS TRUST


                                               By: /s/ John F. Cogan, Jr.
                                                   --------------------------
                                                   John F. Cogan, Jr.
                                                   Chairman and President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below by the following persons in the capacities and on the date indicated:

  Signature                             Title                   Date


/s/ John F. Cogan, Jr.                               )
John F. Cogan, Jr.           Chairman of the Board   )
                             and President           )
                             (Principal Executive    )
                             Officer)                )
                                                     )
                                                     )
/s/ Eric W. Reckard                                  )
Eric W. Reckard              Chief Financial Officer )
                             and Treasurer (Principal)
                             Financial and Accounting)
                             Officer)                )
                                                     )
Trustees:                                            )
                                                     )
                                                     )
John F. Cogan, Jr.*                                  )
John F. Cogan, Jr.                                   )
                                                     )
Richard H. Egdahl*                                   )
Richard H. Egdahl                                    )
                                                     )
                                                     )
Marguerite A. Piret*                                 )
Marguerite A. Piret                                  )
                                                     )
                                                     )
David D. Tripple*                                    )
David D. Tripple                                     )
                                                     )
                                                     )
Stephen K. West*                                     )
Stephen K. West                                      )


*By: /s/John F. Cogan, Jr.                          Dated:  January 12, 2000
    --------------------------------
    John F. Cogan, Jr.
    Attorney-in-fact

                                  Exhibit Index

Exhibit
Number   Document Title

a   1.5   Form of Amendment to Amended Agreement
          and Declaration of Trust

d   5.11  Form of Management Contract for Science & Technology Portfolio

d   5.12  Form of Management Contract for High Yield Portfolio